Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of the Reporting Date Warrant Liabilities (Details) - Warrant Liabilities [Member] - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of the Reporting Date Warrant Liabilities [Line Items]
No. of warrants issued	22,142,284	16,218,438
Warrant liabilities	€ 119,581,000	€ 21,626,000
Public warrants [Member]
Schedule of the Reporting Date Warrant Liabilities [Line Items]
No. of warrants issued	11,542,415	7,187,486
Warrant liabilities	€ 39,997,000	€ 5,243,000
Private warrants [Member]
Schedule of the Reporting Date Warrant Liabilities [Line Items]
No. of warrants issued	119,866	4,475,000
Warrant liabilities	€ 734,000	€ 3,280,000
Warrants relating to shareholder loans [Member]
Schedule of the Reporting Date Warrant Liabilities [Line Items]
No. of warrants issued	10,480,003	3,216,667
Warrant liabilities	€ 78,849,000	€ 11,114,000
Warrants relating to capital increases [Member]
Schedule of the Reporting Date Warrant Liabilities [Line Items]
No. of warrants issued		1,339,285
Warrant liabilities		€ 1,989,000